Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	148,665	148,665	201,079	201,079	236,658	236,658
Total options outstanding, Weighted average exercise price	$ 138.86		$ 145.88		$ 155.56
Options exercisable, Number | shares	141,156	141,156	178,453	178,453	189,324	189,324
Canadian Share Options [Member] | 87.00 – 139.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	47,970	47,970
Total options outstanding, Weighted average exercise price	$ 88.17
Total options outstanding, Weighted average remaining contractual life (years)	3 years 1 month 2 days
Options exercisable, Number | shares	40,461	40,461
Options exercisable, Weighted average exercise price	$ 88.38
Canadian Share Options [Member] | 87.00 – 139.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	87.00
Canadian Share Options [Member] | 87.00 – 139.99 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 139.99
Canadian Share Options [Member] | 140.00 – 279.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	99,710	99,710
Total options outstanding, Weighted average exercise price	$ 161.80
Total options outstanding, Weighted average remaining contractual life (years)	1 year 2 months 8 days
Options exercisable, Number | shares	99,710	99,710
Options exercisable, Weighted average exercise price	$ 161.80
Canadian Share Options [Member] | 140.00 – 279.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	140.00
Canadian Share Options [Member] | 140.00 – 279.99 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 279.99
Canadian Share Options [Member] | 280.00 – 286.20 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	985	985
Total options outstanding, Weighted average exercise price	$ 286.20
Total options outstanding, Weighted average remaining contractual life (years)	4 months 2 days
Options exercisable, Number | shares	985	985
Options exercisable, Weighted average exercise price	$ 286.20
Canadian Share Options [Member] | 280.00 – 286.20 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	280.00
Canadian Share Options [Member] | 280.00 – 286.20 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 286.20
Canadian Share Options [Member] | 87.00 – 286.20 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	148,665	148,665
Total options outstanding, Weighted average exercise price	$ 138.86
Total options outstanding, Weighted average remaining contractual life (years)	1 year 9 months 18 days
Options exercisable, Number | shares	141,156	141,156
Options exercisable, Weighted average exercise price	$ 141.62
Canadian Share Options [Member] | 87.00 – 286.20 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	87.00
Canadian Share Options [Member] | 87.00 – 286.20 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 286.20
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	283,793	283,793	318,153	318,153	303,293	303,293
Total options outstanding, Weighted average exercise price		$ 86.23		$ 93.32		$ 103.47
Options exercisable, Number | shares	239,521	239,521	217,441	217,441	161,204	161,204
U.S. Share Options [Member] | 51.20 – 79.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	176,603	176,603
Total options outstanding, Weighted average exercise price	$ 64.01
Total options outstanding, Weighted average remaining contractual life (years)	3 years 5 months 26 days
Options exercisable, Number | shares	132,331	132,331
Options exercisable, Weighted average exercise price	$ 65.04
U.S. Share Options [Member] | 51.20 – 79.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	51.20
U.S. Share Options [Member] | 51.20 – 79.99 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 79.99
U.S. Share Options [Member] | 80.00 – 139.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	91,240	91,240
Total options outstanding, Weighted average exercise price	$ 112.21
Total options outstanding, Weighted average remaining contractual life (years)	2 years 4 months 17 days
Options exercisable, Number | shares	91,240	91,240
Options exercisable, Weighted average exercise price	$ 112.21
U.S. Share Options [Member] | 80.00 – 139.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	80.00
U.S. Share Options [Member] | 80.00 – 139.99 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 139.99
U.S. Share Options [Member] | 140.00 – 183.60 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	15,950	15,950
Total options outstanding, Weighted average exercise price	$ 183.60
Total options outstanding, Weighted average remaining contractual life (years)	1 month 13 days
Options exercisable, Number | shares	15,950	15,950
Options exercisable, Weighted average exercise price	$ 183.60
U.S. Share Options [Member] | 140.00 – 183.60 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	140.00
U.S. Share Options [Member] | 140.00 – 183.60 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 183.60
U.S. Share Options [Member] | 51.20 – 183.60 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	283,793	283,793
Total options outstanding, Weighted average exercise price	$ 86.23
Total options outstanding, Weighted average remaining contractual life (years)	2 years 11 months 8 days
Options exercisable, Number | shares	239,521	239,521
Options exercisable, Weighted average exercise price	$ 90.90
U.S. Share Options [Member] | 51.20 – 183.60 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	51.20
U.S. Share Options [Member] | 51.20 – 183.60 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 183.60